DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Cencora Employee Investment Plan (the "Plan") provides only general information. Participants should refer to the Plan Document for a complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan that covers eligible employees of Cencora, Inc. and affiliated companies (collectively, the "Company" or "Employer"), who have at least 30 days of continuous employment. If not already enrolled, eligible full-time employees are automatically enrolled in the Plan on the first day of the first payroll period that coincides with, or the next payroll period following, the date that represents 90 days of continuous employment (30 days of continuous employment for rehired participants who had previously met the eligibility requirements) unless they waive participation. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company’s Benefits Committee is responsible for the general administration of the Plan.
Contributions
Each year, participants are entitled to make pre-tax deferral or Roth contributions from 1% to 50% of their eligible compensation, up to the annual Internal Revenue Service ("IRS") contribution limit. The Company contributes to the Plan for each participating employee an amount equal to 100% of the participant’s contributions up to 3% and 50% on the next 2% of the participant’s eligible contributions. If automatically enrolled, a participant’s deferral is set at a 5% pretax contribution rate of eligible compensation until changed by the participant. The automatic deferral percentage increases by 1% each year on the anniversary date of the participant’s automatic enrollment date but will not exceed 10% of compensation. Participants who have attained age 50 before the end of the year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions and/or transfers from other qualified defined benefit or defined contribution plans. Participant contributions and the matching employer contributions are recorded in the year in which the participant contributions are withheld from compensation. Discretionary employer contributions are recorded in the year which they are related and paid in the subsequent Plan year. The Plan was amended to increase the deferral limit to 90% of eligible compensation effective January 1, 2026. All contributions are subject to certain limitations of the Internal Revenue Code ("IRC").
At the discretion of the Company, additional amounts may be contributed to each eligible participating employee’s account annually. Eligible employees must be employed by the Company on the last day of the Plan year except for an employee that is retired, disabled or due to death. The Company approved $11,685,335 of discretionary contributions for the 2025 Plan year, which is included in Employer Contributions on the Statement of Net Assets Available for Benefits as of December 31, 2025.
Upon enrollment, a participant may direct the investment of employee and employer contributions to any of the Plan’s fund options. However, effective January 1, 2018, no new contributions under the Plan or amounts in an existing account under the Plan shall be invested in the Cencora Stock Fund, and cash dividends paid on Cencora, Inc.’s stock will be invested in accordance with the individual participant’s investment allocations for new contributions as of the dividend payment date. Participants may change their investment options at any time. Participants that are automatically enrolled have their initial contributions invested in a Fidelity Freedom Blend Commingled Pool Class T retirement date fund based upon their anticipated retirement dates until they change their election. The Company’s contributions are invested in the same manner as that of the participant’s elective contributions.
Participant Accounts
A separate account is maintained for each investment option of a participant by type of contribution. Each participant’s account is credited with the participant’s contributions, the Company’s contributions, and allocations of Plan earnings and is charged with the investment fund’s underlying administrative expenses. Plan earnings are allocated based upon the participant’s share of net earnings or losses of their respective elected investment options. Allocations of administrative expenses are based on the participant’s account balances, as defined in the Plan’s provisions. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants immediately vest in their own contributions and actual earnings or losses thereon. In addition, participants are immediately vested in their Company matching contributions and actual earnings or losses thereon, except for certain participants merged into the Plan whose former matching contributions continue to vest according to the predecessor plan’s vesting provisions.
The vesting of the Company’s discretionary contributions, if any, is based on a graded schedule as follows:

Years of Service	Vested Percentage
Less than 2 years	0%
2 years but less than 3 years	25%
3 years but less than 4 years	50%
4 years but less than 5 years	75%
5 years or more	100%
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000, reduced by the highest outstanding loan balance in the last twelve months, or 50% of their vested account balance. This amount will be transferred from the participant’s account and placed in a separate participant loan fund. Interest charged on participant loans is credited to the individual participant accounts.
The term of the loan may not exceed five years unless it qualifies as a primary residence loan, in which case the loan may not exceed ten years. A participant may not have more than one loan outstanding at any point in time, and a participant must wait at least three months following repayment in full of the prior loan before applying for a new loan. Participant loans are collateralized by the vested balance in the participant’s account and bear interest at the Prime Rate (as determined by the Plan administrator as of the date the loan is processed), plus one percent. Foreclosure on defaulted participant loans does not occur until a distributable event, as defined in the Plan, occurs. Principal and interest are paid through payroll deductions. As of December 31, 2025 and 2024, participant loans are shown as a receivable of the Plan. Interest rates on loans outstanding as of December 31, 2025 ranged from 4.25% to 8.50%.
Payment of Benefits
Upon termination of service, death, disability, or retirement, the vested portion of a participant’s account, less any loans outstanding, may be distributed in a lump sum or, in certain defined situations, in annual installments. Participants who terminate employment on or after attainment of age 55 are permitted to take installment distributions of their vested plan benefits. A participant whose vested account balance is $1,000 or less shall immediately receive the entire vested account balance. In addition, hardship withdrawals are permitted if certain criteria are met. Hardship withdrawals do not require a suspension of contributions to the Plan.
Forfeited Accounts
If participants separate from service before becoming fully vested in their accounts, the portion of the account attributable to nonvested Employer discretionary contributions and predecessor plans, plus/minus actual earnings or losses thereon is not forfeited until the earlier of the date the participant receives a distribution or the date the participant incurs a five-year break in service. Forfeited balances of terminated participants’ nonvested accounts are used to reduce future Company contributions. During the year ended December 31, 2025, Employer matching contributions were reduced by $1,200,156 from forfeited nonvested accounts. Forfeited nonvested balances totaled $59,070 and $36,596 as of December 31, 2025 and 2024, respectively.
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Administrative expenses paid by the Plan include recordkeeping and trustee fees. Expenses relating to purchases, sales, and transfers of the Plan’s investments are charged to the particular investment fund to which the expenses relate. Participants pay recordkeeping fees that are deducted from their accounts quarterly. All other administrative expenses of the Plan are paid by the Company and are excluded from these financial statements.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, the Plan’s net assets available for benefits, after Plan expenses, will be distributed to each participant according to his or her account balance, which will fully vest immediately.
SECURE 2.0 Act
On December 29, 2022, the SECURE 2.0 Act was signed into law by President Biden as part of the Consolidated Appropriations Act of 2023. The Plan has been updated with the required changes, including implementing the Roth catch-up contribution requirement and adopting the super catch-up provision for participants ages 60-63 effective January 1, 2026.